Putnam Europe Equity Fund
Fund Summary
Goal
Putnam Europe Equity Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Europe Equity Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses <br />(expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Europe Equity Fund		Class A	Class B	Class C	Class M	Class R	Class R6		Class Y
Management fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%		0.65%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.35%	0.35%	0.35%	0.35%	0.35%	0.20%	[2]	0.35%
Total annual fund operating expenses		1.25%	2.00%	2.00%	1.75%	1.50%	0.85%		1.00%
[1]	Management fees reflect a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI Europe Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.69%.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Europe Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	695	949	1,222	1,999
Class B	703	927	1,278	2,134
Class C	303	627	1,078	2,327
Class M	522	882	1,266	2,340
Class R	153	474	818	1,791
Class R6	87	271	471	1,049
Class Y	102	318	552	1,225

Expense Example, No Redemption - Putnam Europe Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	203	627	1,078	2,134
Class C	203	627	1,078	2,327

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 53%.
Investments, risks, and performance<br /> <br /> Investments
We invest mainly in common stocks (growth or value stocks or both) of large and midsize European companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise.

Under normal circumstances, we invest at least 85% of the fund’s net assets in European companies and at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. We consider a company to be European if the company’s securities trade in Europe, if the company is headquartered or organized in Europe, or if the company derives a majority of its revenues or profits from Europe.

We invest mainly in developed countries, but may invest in emerging markets, such as those in Eastern Europe. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid.

Investments focused in a single region may be affected by common economic forces and other factors. In addition, events in any one country within the region may impact the other countries or the region as a whole. Because the fund invests in European companies, the fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in Europe. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits, and unemployment. As a result, the fund may have greater losses and be more volatile than a fund which is more broadly diversified geographically.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure, which may be considered leverage, or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/18 −2.84% Best calendar quarter Q2 2009 24.75% Worst calendar quarter Q3 2011 –24.33%
Average annual total returns after sales charges (for periods ended 12/31/17)
Average Annual Total Returns - Putnam Europe Equity Fund		1 Year	5 Years	10 Years
Class A		14.18%	6.18%	1.47%
Class A | after taxes on distributions		14.33%	6.03%	1.28%
Class A | after taxes on distributions and sale of fund shares		8.42%	4.98%	1.23%
Class B		15.18%	6.33%	1.46%
Class C		19.22%	6.65%	1.32%
Class M		16.30%	6.14%	1.20%
Class R		20.83%	7.17%	1.82%
Class R6	[1]	21.42%	7.71%	2.33%
Class Y		21.42%	7.71%	2.33%
MSCI Europe Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)		25.51%	7.37%	1.34%
[1]	Performance for class R6 shares prior to its inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.